LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
LOSS PER SHARE
LOSS PER SHARE
21.	LOSS PER SHARE

For the purpose of calculating net loss per share, the number of shares used in the calculation reflects the outstanding shares of the Company as if the 2021 Reorganization as described in Note 1 took place at the earliest period presented.

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator
Net loss	(107,216)	(244,827)	(300,765)
Deemed dividend	—	(2,211,330)	(446,419)
Net loss attributable to ordinary shareholders	(107,216)	(2,456,157)	(747,184)
Denominator
Weighted average number of ordinary shares outstanding-basic and diluted	89,895,471	104,987,478	115,534,593
Basic and diluted net loss per share attributable to ordinary shareholders	(1.19)	(23.39)	(6.47)

21.	LOSS PER SHARE (continued)

For the years ended December 31, 2020, 2021 and 2022, the following share options were excluded from the calculation of diluted net loss per ordinary share, as their inclusion would have been anti-dilutive for the period prescribed.

	For the year ended December 31,
	2020	2021	2022
	Number	Number	Number
Shares issuable upon exercise of share options	5,490,261	9,173,623	9,608,634